Segment information - Geographic (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Geographical information
Net sales	€ 22,563	€ 23,147	€ 23,641
Non-current assets	10,595	11,072
Asia Pacific
Geographical information
Net sales	4,081	4,228	4,223
Europe
Geographical information
Net sales	6,489	6,833	6,410
Greater China
Geographical information
Net sales	2,165	2,516	2,654
Latin America
Geographical information
Net sales	1,380	1,279	1,458
Middle East and Africa
Geographical information
Net sales	1,874	1,907	1,872
North America
Geographical information
Net sales	6,574	6,384	7,024
FINLAND
Geographical information
Net sales	1,556	1,698	1,138
Non-current assets	1,462	1,437
UNITED STATES
Geographical information
Net sales	6,204	5,991	6,639
Non-current assets	5,818	6,132
CHINA
Geographical information
Net sales	1,754	2,082	2,248
Non-current assets	350	377
INDIA
Geographical information
Net sales	1,629	1,455	1,288
Non-current assets	122	125
FRANCE
Geographical information
Net sales	1,179	1,295	1,055
Non-current assets	1,938	1,949
Other countries
Geographical information
Net sales	10,241	10,626	€ 11,273
Non-current assets	€ 905	€ 1,052